INCOME TAX AND MINIMUM PRESUMED INCOME TAX - Deferred tax assets and liabilities (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets and liabilities
Total deferred tax assets	$ 3,743,709	$ 5,601,821	$ 3,372,101	$ 4,649,504
Total deferred tax liabilities	(21,101,871)	(13,591,942)	(25,611,927)	(26,385,786)
Net deferred tax	(17,358,162)	(7,990,121)	(22,239,826)	(21,736,282)	$ (271,792)
Tax Loss-Carry Forward
Deferred tax assets and liabilities
Total deferred tax assets	2,663,813	3,638,269	1,059,746	753,359
Net deferred tax	(2,663,813)	(3,638,269)	(1,059,746)	(753,359)	(258,194)
Changes in fair value of financial assets or liabilities
Deferred tax assets and liabilities
Total deferred tax assets	32,062	35,944	96,394	87,467
Net deferred tax	(32,062)	(35,944)	(96,394)	(87,467)	(61,913)
Trade receivables
Deferred tax assets and liabilities
Total deferred tax assets	374,425	462,756	829,095	804,481
Net deferred tax	(374,425)	(462,756)	(829,095)	(804,481)
Allowances
Deferred tax assets and liabilities
Total deferred tax assets		370,930	805,375	935,415
Total deferred tax liabilities	(152,159)
Inventories
Deferred tax assets and liabilities
Total deferred tax assets		710,391	367,682	519,310
Total deferred tax liabilities	(153,563)
Intangible assets
Deferred tax assets and liabilities
Total deferred tax assets		15,098	38,241	48,426
Total deferred tax liabilities	(9,458,239)	(5,071,808)	(12,633,408)	(13,609,901)
Contingencies
Deferred tax assets and liabilities
Total deferred tax assets			13,612
Total deferred tax liabilities		(2,709)
Net deferred tax		(2,709)
Government grants
Deferred tax assets and liabilities
Total deferred tax assets	2,649	9,360	41,616	54,572
Net deferred tax	(2,649)	(9,360)	(41,616)	(54,572)	(53,477)
Others
Deferred tax assets and liabilities
Total deferred tax assets	670,760	359,073	120,340	1,446,474
Total deferred tax liabilities		(297)	(15,942)	(9,727)
Accumulated depreciation/amortization
Deferred tax assets and liabilities
Total deferred tax liabilities	(9,618,648)	(8,497,756)	(12,923,320)	(12,738,676)
Net deferred tax	(9,618,648)	(8,497,756)	12,923,320	12,738,676	$ 53,679
Borrowings
Deferred tax assets and liabilities
Total deferred tax liabilities	(13,170)	(19,372)	(39,257)	(27,482)
Net deferred tax	(13,170)	$ (19,372)	$ 39,257	$ 27,482
Inflation tax adjustment
Deferred tax assets and liabilities
Total deferred tax liabilities	(1,706,092)
Net deferred tax	$ (1,706,092)